United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-06730

                   AllianceBernstein Premier Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
LARGE-CAP GROWTH
--------------------------------------------------------------------------------


AllianceBernstein Premier Growth Fund


Semi-Annual Report
May 31, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 8, 2003


Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Premier Growth Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominately in the securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results

The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index for the six- and 12-month periods ended May 31, 2003. For comparison, we have also provided the returns for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad stock market.


INVESTMENT RESULTS*
Periods Ended May 31, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Premier Growth Fund
   Class A                     -0.33%            -13.18%
------------------------------------------------------------
   Class B                     -0.79%            -13.88%
------------------------------------------------------------
   Class C                     -0.72%            -13.86%
------------------------------------------------------------
S&P 500 Stock Index             3.86%             -8.07%
------------------------------------------------------------
Russell 1000 Growth Index       3.85%             -7.85%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 1


with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Premier Growth Fund.

Additional investment results appear on page 5.

For the six-month period ended May 31, 2003, performance based on the Fund's net asset value was modestly negative. For this period, the Fund underperformed its benchmark, the Russell 1000 Growth Index. Nearly half of the Fund's underperformance for the period can be attributed to the decline in Tenet Healthcare Corp., a company that had performed well earlier in the year, but which subsequently became embroiled in controversy over aggressive pricing practices. Cardinal Health, Inc., a major drug distributor, also underperformed. These two exceptions offset positive returns from other health care positions, notably Amgen, Inc. and UnitedHealth Group, Inc. The major contributor to positive performance was eBay, Inc., followed closely by Comcast Corp. and Lowe's Inc. The Fund's relative underperformance against the S&P 500 Stock Index can also be attributed to the fact that the market rise in late 2002 was led by lower quality stocks (as rated by S&P). By contrast, the Fund's portfolio is dominated by more highly rated stocks.

For the 12-month period ended May 31, 2003, the Fund also underperformed the Russell 1000 Growth Index. As in the six-month period, the largest detractor from the Fund's performance was Tenet Healthcare. This offset other health care stocks, which were among the Fund's best performing sectors (Amgen, UnitedHealth Group, Medtronic, Inc. and Boston Scientific Corp.). Diversified financial service companies (Citigroup, Inc. and MBNA Corp.) along with some brokerage stocks (Goldman Sachs Group, Inc., Morgan Stanley Dean Witter & Co. and Merrill Lynch & Co., Inc.) positively impacted performance. Two retailers (Kohl's Corp. and Best Buy Co., Inc.) detracted from performance; the latter position was eliminated from the Fund in mid-2002. Other consumer discretionary stocks aided performance (Bed Bath & Beyond, Inc., Wal-Mart Stores, Inc., Lowe's Co. and Viacom, Inc.). As in the six-month period, the best performing stock in the Fund was eBay.

Market Review and Investment Strategy

The U.S. equity market continued its multi-year decline over the 12-month period under review, and growth stocks continued to be under pressure. For


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


much of the period, market focus appeared to remain on geopolitical risks and concerns that business spending continued to be muted. Consumer spending remained relatively strong due to further rounds of mortgage refinancing and lowered debt service costs. Personal wage growth was positive, with income increases exceeding cost inflation. Corporate profit margins and cash flows improved throughout the period. In response to this gradually improving environment, the Fund added a measure of aggressiveness to its portfolio. Many areas of the market, notably financials, had retreated to price-to-earnings multiples that were less than company growth rates. Accordingly, we maintained the Fund's significant overweight position in financial stocks. Beginning in late April, however, we began to reduce this overweight position in order to increase the Fund's exposure to technology stocks.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 3


PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATES
Class A Shares
9/28/92
Class B Shares
9/28/92
Class C Shares
5/3/93


PORTFOLIO STATISTICS
Net Assets ($mil): $6,077.3
Average Market Capitalization ($mil): $36,432


SECTOR BREAKDOWN
    25.7%  Finance
    24.8%  Consumer Services
    20.6%  Technology
    20.2%  Health Care                           [PIE CHART OMITTED]
     3.9%  Consumer Staples
     2.1%  Capital Goods
     0.7%  Multi Industry Company

     2.0%  Short-Term


COUNTRY BREAKDOWN
    93.9%  United States
     3.3%  Finland
     0.4%  Taiwan                                [PIE CHART OMITTED]
     0.4%  Netherlands

     2.0%  Short-Term


HOLDING TYPE
    98.0%  Equity                                [PIE CHART OMITTED]

     2.0%  Short-Term


All data as of May 31, 2003. The Fund's sector breakdown, country breakdown and holding type are expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                         Without Sales Charge       With Sales Charge
             1 Year            -13.18%                    -16.88%
            5 Years             -6.54%                     -7.34%
           10 Years              7.88%                      7.42%

Class B Shares
-------------------------------------------------------------------------------
                         Without Sales Charge       With Sales Charge
             1 Year            -13.88%                    -17.33%
            5 Years             -7.21%                     -7.21%
           10 Years(a)           7.33%                      7.33%

Class C Shares
-------------------------------------------------------------------------------
                         Without Sales Charge       With Sales Charge
             1 Year            -13.86%                    -14.72%
            5 Years             -7.20%                     -7.20%
           10 Years              7.18%                      7.18%

AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                 Class A          Class B           Class C
-------------------------------------------------------------------------------
             1 Year              -9.62%           -10.07%            -7.25%
            5 Years              -8.50%            -8.37%            -8.36%
           10 Years               7.32%             7.24%(a)          7.08%
    Since Inception*              7.96%             7.89%(a)          7.66%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception date: 9/28/92 Class A and Class B; 5/3/93, Class C.

(a)  Assumes conversion of Class B shares into Class A shares after eight years.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 5


TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                                    Percent of
Company                                                  Value      Net Assets
_______________________________________________________________________________

MBNA Corp.                                     $   307,630,859             5.1%
-------------------------------------------------------------------------------
Pfizer, Inc.                                       284,913,737             4.7
-------------------------------------------------------------------------------
Microsoft Corp.                                    284,548,203             4.7
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           281,075,418             4.6
-------------------------------------------------------------------------------
American International Group, Inc.                 269,883,443             4.4
-------------------------------------------------------------------------------
Viacom, Inc. Cl.B                                  269,591,517             4.4
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                   264,910,452             4.4
-------------------------------------------------------------------------------
Citigroup, Inc.                                    249,202,038             4.1
-------------------------------------------------------------------------------
Lowe's Cos., Inc.                                  242,458,298             4.0
-------------------------------------------------------------------------------
Kohl's Corp.                                       205,489,455             3.4
-------------------------------------------------------------------------------
                                               $ 2,659,703,420            43.8%


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                               Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.1%

Finance-26.0%
Banking - Money Center-1.8%
J. P. Morgan Chase & Co.                             431,200    $   14,169,232
SLM Corp.                                            783,300        93,996,000
                                                                --------------
                                                                   108,165,232
                                                                --------------
Banking - Regional-1.2%
Bank One Corp.                                       978,800        36,567,968
Fifth Third Bancorp                                  652,300        37,507,250
                                                                --------------
                                                                    74,075,218
                                                                --------------
Brokerage & Money Management-2.5%
Goldman Sachs Group, Inc.                            746,700        60,856,050
Merrill Lynch & Co., Inc.                            726,300        31,448,790
Morgan Stanley                                     1,342,600        61,423,950
                                                                --------------
                                                                   153,728,790
                                                                --------------
Insurance-6.9%
American International Group, Inc.                 4,662,810       269,883,443
The Progressive Corp.                              1,314,900        94,672,800
Travelers Property Casualty Corp. Cl.A             3,465,100        56,585,083
                                                                --------------
                                                                   421,141,326
                                                                --------------
Mortgage Banking-4.4%
Federal Home Loan Mortgage Corp.                   4,429,200       264,910,452
                                                                --------------
Miscellaneous-9.2%
Citigroup, Inc.                                    6,075,135       249,202,038
MBNA Corp.                                        15,343,185       307,630,859
                                                                --------------
                                                                   556,832,897
                                                                --------------
                                                                 1,578,853,915
                                                                --------------
Consumer Services-25.1%
Airlines-1.7%
Continental Airlines, Inc. Cl.B(a)                 3,033,500        33,429,170
KLM Royal Dutch Air (Netherlands)                  3,283,171        23,802,990
Northwest Airlines Corp. Cl.A(a)                   5,483,500        48,967,655
                                                                --------------
                                                                   106,199,815
                                                                --------------
Broadcasting & Cable-9.2%
Clear Channel Communications, Inc.(a)              2,530,900       103,007,630
Comcast Corp. Cl.A(a)                              6,484,500       186,883,290
Viacom, Inc. Cl.B(a)                               5,922,485       269,591,517
                                                                --------------
                                                                   559,482,437
                                                                --------------
Entertainment & Leisure-0.6%
Harley-Davidson, Inc.                                806,200        33,989,392
                                                                --------------
Printing & Publishing-0.7%
Gannett Co., Inc.                                    543,100        42,904,900
                                                                --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 7


Company                                               Shares             Value
-------------------------------------------------------------------------------
Retail - General Merchandise-12.9%
Bed Bath & Beyond, Inc.(a)                         2,057,270    $   86,076,177
Kohl's Corp.(a)                                    3,925,300       205,489,455
Lowe's Cos., Inc.                                  5,737,300       242,458,298
Target Corp.                                       1,586,000        58,095,180
Wal-Mart Stores, Inc.                              3,596,000       189,185,560
                                                                --------------
                                                                   781,304,670
                                                                --------------
                                                                 1,523,881,214
                                                                --------------
Technology-20.9%
Communication Equipment-4.7%
Cisco Systems, Inc.(a)                             4,625,000        75,295,000
Juniper Networks, Inc.(a)                            385,800         5,354,904
Nokia Corp. (ADR) (Finland)                       11,285,100       203,583,204
                                                                --------------
                                                                   284,233,108
                                                                --------------
Computer Hardware/Storage-3.1%
Dell Computer Corp.(a)                             6,019,200       188,340,768
                                                                --------------
Computer Services-1.7%
First Data Corp.                                   2,538,800       105,157,096
                                                                --------------
Computer Software-7.1%
Electronic Arts, Inc.(a)                             230,900        15,830,504
Intuit, Inc.(a)                                    1,355,800        62,488,822
Microsoft Corp.                                   11,562,300       284,548,203
Symantec Corp.(a)                                    836,800        37,840,096
VERITAS Software Corp.(a)                            990,500        27,486,375
                                                                --------------
                                                                   428,194,000
                                                                --------------
Internet Infrastructure-1.9%
eBay, Inc.(a)                                      1,129,100       114,840,761
                                                                --------------
Semi-Conductor Components-2.4%
Intel Corp.                                        3,977,700        82,895,268
Maxim Integrated Products, Inc.                      967,400        37,931,754
Taiwan Semiconductor Manufacturing Co., Ltd.
  (ADR) (Taiwan)                                   2,633,500        26,703,690
                                                                --------------
                                                                   147,530,712
                                                                --------------
                                                                 1,268,296,445
                                                                --------------
Health Care-20.4%
Biotechnology-2.3%
Amgen, Inc.(a)                                     2,134,500       138,123,495
                                                                --------------
Drugs-4.7%
Pfizer, Inc.                                       9,184,840       284,913,737
                                                                --------------
Medical Products-6.0%
Boston Scientific Corp.(a)                           676,000        35,219,600
Johnson & Johnson                                  2,799,900       152,174,565
Medtronic, Inc.                                    3,639,500       177,352,835
                                                                --------------
                                                                   364,747,000
                                                                --------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                 (000)            Value
-------------------------------------------------------------------------------
Medical Services-7.4%
Cardinal Health, Inc.                              1,832,300    $  105,742,033
Tenet Healthcare Corp.(a)                          3,860,650        64,434,248
UnitedHealth Group, Inc.                           2,929,700       281,075,418
                                                                --------------
                                                                   451,251,699
                                                                --------------
                                                                 1,239,035,931
                                                                --------------
Consumer Staples-3.9%
Beverages-0.8%
Anheuser-Busch Cos., Inc.                            870,000        45,788,100
                                                                --------------
Household Products-1.1%
The Procter & Gamble Co.                             748,900        68,763,998
                                                                --------------
Retail - Food & Drug-2.0%
Walgreen Co.                                       4,030,400       124,096,016
                                                                --------------
                                                                   238,648,114
                                                                --------------
Capital Goods-2.1%
Miscellaneous-2.1%
General Electric Co.                               4,545,400       130,452,980
                                                                --------------
Multi Industry Company-0.7%
3M Co.                                               339,800        42,974,506
                                                                --------------
Total Common Stocks
   (cost $5,411,344,505)                                         6,022,143,105
                                                                --------------
SHORT-TERM INVESTMENT-2.0%
Time Deposit-2.0%
State Street Euro Dollar
   0.75%, 6/02/03
   (cost $124,062,000)                              $124,062       124,062,000
                                                                --------------
Total Investments-101.1%
   (cost $5,535,406,505)                                         6,146,205,105
Other assets less liabilities*-(1.1%)                              (68,858,966)
                                                                --------------
Net Assets-100%                                                 $6,077,346,139
                                                                ==============


*  SECURITY LENDING INFORMATION

Includes cash collateral received of $68,877,900 for securities on loan as of May 31, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                       Percent
                                    Current                            of Net
                                     Yield     Shares        Value     Assets
                                   --------  -----------  -----------  --------
UBS Private Money Market Fund LLC    1.22%   68,877,900   $68,877,900    1.1%

(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 9


STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

ASSETS
Investments in securities, at value (cost $5,535,406,505)    $ 6,146,205,105(a)
Cash                                                                      50
Collateral held for securities loaned                             68,877,900
Receivable for investment securities sold                         31,696,638
Dividends and interest receivable                                  2,690,159
Receivable for capital stock sold                                  2,511,410
                                                             ---------------
Total assets                                                   6,251,981,262
                                                             ---------------
LIABILITIES
Payable for investment securities purchased                       86,009,356
Payable for collateral received on securities loaned              68,877,900
Payable for capital stock redeemed                                 7,856,404
Advisory fee payable                                               5,234,555
Distribution fee payable                                           1,240,257
Accrued expenses and other liabilties                              5,416,651
                                                             ---------------
Total liabilities                                                174,635,123
                                                             ---------------
Net Assets                                                   $ 6,077,346,139
                                                             ===============
COMPOSITION OF NET ASSETS
Capital stock, at par                                        $       425,384
Additional paid-in capital                                    14,983,780,797
Accumulated net investment loss                                  (47,114,909)
Accumulated net realized loss on investment transactions      (9,470,543,733)
Net unrealized appreciation of investments                       610,798,600
                                                             ---------------
                                                             $ 6,077,346,139
                                                             ===============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($1,778,058,052/118,407,256 shares of capital stock
  issued and outstanding)                                             $15.02
Sales charge--4.25% of public offering price                             .67
                                                                      ------
Maximum offering price                                                $15.69
                                                                      ======
Class B Shares
Net asset value and offering price per share
  ($2,686,403,437/195,052,667 shares of capital stock
  issued and outstanding)                                             $13.77
                                                                      ======
Class C Shares
Net asset value and offering price per share
  ($953,099,580/69,053,943 shares of capital stock
  issued and outstanding)                                             $13.80
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($659,785,070/42,870,001 shares of capital stock
  issued and outstanding)                                             $15.39
                                                                      ======


(a)  Includes securities on loan with a value of $63,784,309 (see Note F).

     See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $294,761)                                    $ 22,341,291
Interest                                               520,441   $  22,861,732
                                                  ------------
EXPENSES
Advisory fee                                        29,860,997
Distribution fee--Class A                            2,720,877
Distribution fee--Class B                           13,374,981
Distribution fee--Class C                            4,792,397
Transfer agency                                     16,051,426
Printing                                             2,496,805
Custodian                                              278,999
Audit and legal                                        108,087
Administrative                                          75,000
Registration fees                                       74,135
Directors' fees and expenses                            12,000
Miscellaneous                                          135,614
                                                  ------------
Total expenses                                      69,981,318
Less: expense offset arrangement
  (see Note B)                                          (4,677)
                                                  ------------
Net expenses                                                        69,976,641
                                                                 -------------
Net investment loss                                                (47,114,909)
                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized loss on investment
  transactions                                                    (700,567,554)
Net change in unrealized
  appreciation/depreciation
  of investments                                                   625,615,577
                                                                 -------------
Net loss on investment transactions                                (74,951,977)
                                                                 -------------
NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                                     $(122,066,886)
                                                                 =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 11


STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months
                                                  Ended           Year Ended
                                              May 31, 2003       November 30,
                                               (unaudited)           2002
                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                          $   (47,114,909)  $  (140,105,308)
Net realized loss on investment
  transactions                                  (700,567,554)   (2,391,356,164)
Net change in unrealized
  appreciation/depreciation
  of investments                                 625,615,577      (346,707,652)
                                             ---------------   ---------------
Net decrease in net assets
  from operations                               (122,066,886)   (2,878,169,124)

CAPITAL STOCK TRANSACTIONS
Net decrease                                    (686,987,781)   (2,250,580,831)
                                             ---------------   ---------------
Total decrease                                  (809,054,667)   (5,128,749,955)

NET ASSETS
Beginning of period                            6,886,400,806    12,015,150,761
                                             ---------------   ---------------
End of period                                $ 6,077,346,139   $ 6,886,400,806
                                             ===============   ===============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Premier Growth Fund, Inc. (the "Fund"), formerly Alliance Premier Growth Fund, Inc., organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 13


securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discount as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion of the Fund's average daily net assets, .90% of the next $2.5 billion of the Fund's average daily net assets, and .85% of the Fund's average daily net assets over $10 billion. Such fee is accrued daily and paid monthly.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 15


Pursuant to the advisory agreement, the Fund paid $75,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $8,899,875 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $4,677 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $33,751 from the sale of Class A shares and $46,455, $2,683,571 and $49,451 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003 amounted to $11,958,867, of which $636,815 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $223,676,714 and $16,222,569 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                                Purchases           Sales
                                             ---------------   ---------------
Investment securities                        $ 2,530,270,168   $ 3,106,652,095
U.S. government securities                        52,999,793       148,523,080


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                   $  869,616,787
Gross unrealized depreciation                                     (258,818,187)
                                                                --------------
Net unrealized appreciation                                     $  610,798,600
                                                                --------------

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:

                                                   2002              2001
                                             ---------------   ---------------
Distributions paid from:
  Net long term capital gains                $            -0-  $ 1,629,798,699
                                             ---------------   ---------------
Total taxable distributions                               -0-    1,629,798,699
                                             ---------------   ---------------
Total distributions paid                     $            -0-  $ 1,629,798,699
                                             ---------------   ---------------

As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $(8,285,626,281)(a)
Unrealized appreciation/(depreciation)                          (499,166,872)(b)
                                                             ---------------
Total accumulated earnings/(deficit)                         $(8,784,793,153)
                                                             ---------------

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $8,285,626,281, of which $6,203,223,867 expires in the year 2009 and
$2,082,402,414 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 17


NOTE F

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2003, the Fund had loaned securities with a value of $63,784,309 and received cash collateral of $68,877,900 which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended May 31, 2003, the Fund earned fee income of $233,593 which is included in interest income in the accompanying statement of operations.

NOTE G

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  -----------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  -------------
CLASS A
Shares sold          246,052,478   554,408,235  $3,438,770,728  $8,817,682,822
------------------------------------------------------------------------------
Shares converted
  from Class B         2,495,828       268,752      34,618,760       4,050,046
------------------------------------------------------------------------------
Shares redeemed     (269,375,190) (591,113,232) (3,743,501,624) (9,454,945,989)
------------------------------------------------------------------------------
Net decrease         (20,826,884)  (36,436,245) $ (270,112,136) $ (633,213,121)
==============================================================================


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2003   November 30,  May 31, 2003    November 30,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            6,492,562    19,685,912   $  83,796,860 $   318,892,928
------------------------------------------------------------------------------
Shares converted
  to Class A          (2,717,176)     (291,794)    (34,618,760)     (4,050,046)
------------------------------------------------------------------------------
Shares redeemed      (30,768,180) (104,851,895)   (390,239,147) (1,629,288,066)
------------------------------------------------------------------------------
Net decrease         (26,992,794)  (85,457,777)  $(341,061,047)$(1,314,445,184)
==============================================================================

CLASS C
Shares sold            6,238,099    18,632,268   $  80,159,054 $   297,238,453
------------------------------------------------------------------------------
Shares redeemed      (17,484,827)  (53,886,000)   (223,116,517)   (845,803,447)
------------------------------------------------------------------------------
Net decrease         (11,246,728)  (35,253,732)  $(142,957,463)$  (548,564,994)
==============================================================================

ADVISOR CLASS
Shares sold            6,919,868    20,922,564   $ 100,374,179 $   375,797,377
------------------------------------------------------------------------------
Shares redeemed       (2,340,090)   (7,353,669)    (33,231,314)   (130,154,909)
------------------------------------------------------------------------------
Net increase           4,579,778    13,568,895   $  67,142,865 $   245,642,468
==============================================================================


NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 19


NOTE I

Litigation

The Fund has been named as a nominal defendant in Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management, L.P. This is a purported shareholder derivative action brought under Sections 36(a) and 36(b) of the Investment Company Act of 1940 to recover investment advisory fees paid by the Fund to investment advisor. The Fund is named as a nominal defendant to this action pursuant to established pleading requirements in derivative actions; however no relief is sought in this action against the Fund.

The Fund has been named as a defendant in Patrick J. Goggins v. Alliance Capital Management L.P. This is a purported class action brought under Sections 11, 12 and 20 of the Securities Act of 1933 to recover an unspecified amount of alleged damages relating to the Fund's investment in Enron securities. The ultimate outcome of this litigation can not be determined at this time.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                                May 31,                      Year Ended November 30,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $15.07       $20.24       $29.51       $35.82       $27.50       $22.00

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.08)        (.19)        (.19)        (.26)        (.28)        (.15)
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .03        (4.98)       (6.43)       (3.69)        9.21         7.11
                                              ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                                    (.05)       (5.17)       (6.62)       (3.95)        8.93         6.96
                                              ------------------------------------------------------------------------
LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  transactions                                    -0-          -0-       (2.38)       (2.36)        (.61)       (1.46)
Distributions in excess
  of net realized gain on
  investment transactions                         -0-          -0-        (.27)          -0-          -0-          -0-
                                              ------------------------------------------------------------------------
Total distributions                               -0-          -0-       (2.65)       (2.36)        (.61)       (1.46)
                                              ------------------------------------------------------------------------
Net asset value,
  end of period                               $15.02       $15.07       $20.24       $29.51       $35.82       $27.50
                                              ========================================================================
TOTAL RETURN
Total investment return based
  on net asset value(b)                         (.33)%     (25.54)%     (24.90)%     (11.91)%      33.13%       33.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $1,778,058   $2,098,623   $3,556,040   $4,817,131   $4,285,490   $1,418,262
Ratio to average net assets of:
  Expenses                                      1.90%(c)     1.73%        1.53%        1.44%        1.50%        1.59%(d)
  Net investment loss                          (1.14)%(c)   (1.09)%       (.83)%       (.71)%       (.85)%       (.59)%
Portfolio turnover rate                           43%          93%         135%         125%          75%          82%



See footnote summary on page 24.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 21


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                                May 31,                       Year Ended November 30,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $13.88       $18.78       $27.76       $34.05       $26.33       $21.26

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.12)        (.29)        (.35)        (.48)        (.48)        (.30)
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01        (4.61)       (5.98)       (3.45)        8.81         6.83
                                              ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                                    (.11)       (4.90)       (6.33)       (3.93)        8.33         6.53
                                              ------------------------------------------------------------------------
LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  transactions                                    -0-          -0-       (2.38)       (2.36)        (.61)       (1.46)
Distributions in excess
  of net realized gain on
  investment transactions                         -0-          -0-        (.27)          -0-          -0-          -0-
                                              ------------------------------------------------------------------------
Total distributions                               -0-          -0-       (2.65)       (2.36)        (.61)       (1.46)
                                              ------------------------------------------------------------------------
Net asset value,
  end of period                               $13.77       $13.88       $18.78       $27.76       $34.05       $26.33
                                              ========================================================================
TOTAL RETURN
Total investment return based
  on net asset value(b)                         (.79)%     (26.09)%     (25.48)%     (12.51)%      32.30%       33.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $2,686,403   $3,080,955   $5,774,836   $8,797,132   $8,161,471   $2,799,288
Ratio to average net assets of:
  Expenses                                      2.66%(c)     2.47%        2.25%        2.13%        2.18%        2.28%(d)
  Net investment loss                          (1.90)%(c)   (1.84)%      (1.59)%      (1.40)%      (1.53)%      (1.27)%
Portfolio turnover rate                           43%          93%         135%         125%          75%          82%



See footnote summary on page 24.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                                May 31,                       Year Ended November 30,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $13.90       $18.81       $27.80       $34.09       $26.36       $21.29

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.12)        (.29)        (.35)        (.48)        (.49)        (.31)
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .02        (4.62)       (5.99)       (3.45)        8.83         6.84
                                              ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                                    (.10)       (4.91)       (6.34)       (3.93)        8.34         6.53
                                              ------------------------------------------------------------------------
LESS:DISTRIBUTIONS
Distributions from net
  realized gain on investment
  transactions                                    -0-          -0-       (2.38)       (2.36)        (.61)       (1.46)
Distributions in excess
  of net realized gain on
  investment transactions                         -0-          -0-        (.27)          -0-          -0-          -0-
                                              ------------------------------------------------------------------------
Total distributions                               -0-          -0-       (2.65)       (2.36)        (.61)       (1.46)
                                              ------------------------------------------------------------------------
Net asset value,
  end of period                               $13.80       $13.90       $18.81       $27.80       $34.09       $26.36
                                              ========================================================================
TOTAL RETURN
Total investment return based
  on net asset value(b)                         (.72)%     (26.10)%     (25.48)%     (12.49)%      32.31%       32.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $953,100   $1,116,314   $2,173,671   $3,361,307   $2,965,440     $862,193
Ratio to average net assets of:
  Expenses                                      2.62%(c)     2.45%        2.26%        2.13%        2.18%        2.28%(d)
  Net investment loss                          (1.87)%(c)   (1.81)%      (1.59)%      (1.40)%      (1.53)%      (1.30)%
Portfolio turnover rate                           43%          93%         135%         125%          75%          82%



See footnote summary on page 24.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 23



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Advisor Class
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                                May 31,                        Year Ended November 30,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $15.42       $20.65       $29.99       $36.25       $27.71       $22.10

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.06)        (.14)        (.14)        (.14)        (.17)        (.07)
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .03        (5.09)       (6.55)       (3.76)        9.32         7.14
                                              ------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                                    (.03)       (5.23)       (6.69)       (3.90)        9.15         7.07
                                              ------------------------------------------------------------------------
LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  transactions                                    -0-          -0-       (2.38)       (2.36)        (.61)       (1.46)
Distributions in excess
  of net realized gain on
  investment transactions                         -0-          -0-        (.27)          -0-          -0-          -0-
                                              ------------------------------------------------------------------------
Total distributions                               -0-          -0-       (2.65)       (2.36)        (.61)       (1.46)
                                              ------------------------------------------------------------------------
Net asset value,
  end of period                               $15.39       $15.42       $20.65       $29.99       $36.25       $27.71
                                              ========================================================================
TOTAL RETURN
Total investment return based
  on net asset value(b)                         (.19)%     (25.33)%     (24.72)%     (11.61)%      33.68%       34.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $659,785     $590,508     $510,603     $523,315     $466,690     $271,661
Ratio to average net assets of:
  Expenses                                      1.61%(c)     1.45%        1.25%        1.11%        1.16%        1.26%(d)
  Net investment loss                           (.85)%(c)    (.79)%       (.59)%       (.38)%       (.51)%       (.28)%
Portfolio turnover rate                           43%          93%         135%         125%          75%          82%



(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratio reflects expenses grossed up for the expense offset arrangement with the Transfer Agent. For the year ended November 30, 1998, the ratios of expenses to average net assets were 1.58% for Class A shares, 2.27% for Class B shares, 2.27% for Class C shares and 1.25% for Advisor Class shares, respectively.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Thomas J. Bardong, Vice President
Thomas G. Kamp, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


_______________________________________________________________________________

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 25


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACMGovernment Opportunity Fund
ACMManaged Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


NOTES


_______________________________________________________________________________

AllianceBernstein Premier Growth Fund o 27


NOTES


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


AllianceBernstein Premier Growth Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


APGSR0503


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Premier Growth Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003